Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Ohio Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(0.79%)
Life of Class	(1.19%)
Inception Date	Jun. 21, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.79%)
Life of Class	(1.19%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.66%
Life of Class	(0.18%)
Class B
Average Annual Return:
1 Year	(1.60%)
Life of Class	(1.24%)
Inception Date	Jun. 21, 2006
Class C
Average Annual Return:
1 Year	2.31%
Life of Class	(0.92%)
Inception Date	Jun. 21, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	4.49%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.73%	[1]

[1]	From 06/30/06.